SUMMARY OF MATERIAL ACCOUNTING POLICIES - Equity Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other financial assets non current	$ 29,930	$ 41,403
Other current financial assets	6,226	3,100
Equity instruments
Disclosure of financial assets [line items]
Gain related to the outcome stock		418
Other financial assets non current	$ 24,452	$ 32,955